As filed with the Securities and Exchange Commission on January 14, 2014

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on January 14, 2014, or as soon thereafter as practicable, pursuant to a request for acceleration.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the FundX Upgrader Fund, and the FundX Aggressive Upgrader Fund

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-455-FUND [3863]

January 14, 2014

Dear Shareholder,

We are sending this information to you because you are a shareholder of the FundX ETF Upgrader Fund and/or the FundX ETF Aggressive Upgrader Fund (each, an “ETF Fund” and collectively, the “ETF Funds”), both series of Professionally Managed Portfolios (the “Trust”).  After careful consideration, FundX Investment Group (“FundX”), the ETF Funds’ investment adviser, has recommended and the Trust Board approved the reorganization of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund into the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund, respectively, (each, an “Upgrader Fund” and collectively, the “Upgrader Funds”) also existing series of the Trust (the “Reorganization”).

As further explained in the enclosed information statement/prospectus, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in an ETF Fund will be exchanged for shares of the corresponding Upgrader Fund at the closing of the Reorganization.  This exchange is expected to be a tax free exchange for shareholders.  You may redeem shares of the ETF Funds in the ordinary course until the last business day before the closing.  The ETF Funds are no longer available for purchase.  Redemption requests received after that time will be treated as redemption requests for shares of the Upgrader Funds received in connection with the Reorganization.

More information on the Upgrader Funds, reasons for the proposed Reorganization and benefits to the ETF Funds’ shareholders is contained in the enclosed information statement/prospectus.  You should review the information statement/prospectus carefully and retain it for future reference.

Again, we are providing this document for your information only, as shareholder approval is not required to effect the Reorganization under the Trust's charter documents, Massachusetts state law or the laws of the Investment Company Act of 1940.  The Trust's charter documents provide the Board of Trustees the power to merge assets and liabilities of the series of the Trust without shareholder approval.  Additionally, certain rules under the Investment Company Act of 1940 permet merger of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganization is expected to close on or about the end of business on January 30, 2014.

Sincerely,

/s/ Janet Brown
Janet Brown, President
FundX Investment Group

INFORMATION STATEMENT/PROSPECTUS

January 14, 2014

REORGANIZATION OF

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund
(Each a series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

IN EXCHANGE FOR SHARES OF

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
(Each a series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This information statement/prospectus is being furnished to shareholders of the FundX ETF Upgrader Fund (the “ETF Upgrader Fund”) and FundX ETF Aggressive Upgrader Fund (the “ETF Aggressive Upgrader Fund”) (collectively, the “ETF Funds”), each a series of Professionally Managed Portfolios (“PMP”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Professionally Managed Portfolios (“PMP”), on behalf of each of the ETF Funds, each a series of PMP, and PMP, on behalf of the FundX Upgrader Fund (the “Upgrader Fund”) and FundX Aggressive Upgrader Fund (the “Aggressive Upgrader Fund”) (collectively, the “Upgrader Funds,” and together with the ETF Funds, the “FundX Funds”).  The Reorganization Agreement provides for the reorganization of the ETF Upgrader Fund into the Upgrader Fund and the ETF Aggressive Upgrader Fund into the Aggressive Upgrader Fund (the “Reorganization”).  PMP is an open-end investment management company organized as a Massachusetts business trust.  FundX Investment Group (“FundX” or the “ Advisor ”) is the investment adviser to both of the ETF Funds and both of the Upgrader Funds.  FundX will continue to be responsible for providing investment advisory or portfolio management services to the Upgrader Funds following the Reorganization.

If you need additional copies of this information statement/prospectus, please contact the FundX Funds at 1-866-455-FUND [3863] or in writing at FundX Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Additional copies of this information statement/prospectus will be delivered to you promptly upon request.  For a free copy of the FundX Funds’ annual report for the fiscal year ended September 30, 2013 or its most recent semi-annual report, please contact the FundX Funds at 1-866-455-FUND [3863] or in writing at FundX Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

How the Reorganization Will Work

•	Each of the ETF Funds will transfer all of its assets and liabilities to each of the corresponding Upgrader Funds.

•
Each of the Upgrader Funds will issue that number of shares of its common stock to each of the corresponding ETF Funds in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of each of the ETF Funds on the last business day preceding the closing of the Reorganization.

i

•
Each of the Upgrader Funds will open accounts for each of the ETF Funds’ shareholders, crediting the shareholders of each, in exchange for shares of each ETF Fund, with that number of full and fractional shares of each corresponding Upgrader Fund that is equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in each corresponding ETF Fund at the time of the Reorganization.

•	PMP will then dissolve both of the ETF Funds.

FundX and the PMP Board of Trustees (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the ETF Funds, including their liquidation.  After careful consideration, the Board approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this information statement/prospectus as Appendix A.  The Reorganization Agreement is not required to be approved by the shareholders of each of the ETF Funds.  Accordingly, shareholders of the ETF Funds are not being asked to vote on or approve the Reorganization Agreement.

This information statement/prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this information statement/prospectus as being taken by either the ETF Funds or the Upgrader Funds, although all actions are actually taken by PMP on behalf of the ETF Upgrader Fund, ETF Aggressive Upgrader Fund, Upgrader Fund and the Aggressive Upgrader Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this information statement/prospectus:

•
The Prospectus and Statement of Additional Information for the FundX Funds, dated May 31, 2013, as supplemented September 13, 2013 and December 5, 2013, are incorporated by reference to the supplement to PMP’s Registration Statement on Form N-1A (File No. 811-05037) pursuant to Rule 497, as filed with the SEC on December 5, 2013.

•
The Supplement to the Prospectus and Statement of Additional Information for the FundX Funds dated November 19, 2013 is incorporated by reference (File No. 811-05037), as filed with the SEC on November 19, 2013.

•
The audited financial statements of the FundX Funds, dated September 30, 2013, are incorporated by reference into the Annual Report of the FundX Funds for the fiscal year ended September 30, 2013, filed on Form N-CSR (File No. 811-05037) with the SEC on December 6, 2013.

•	The Statement of Additional Information relating to this information statement/prospectus dated January 14, 2014.

This information statement/prospectus will be mailed on or about January  14 , 2014 to shareholders of record of the ETF Funds as of December 10, 2013 (the “Record Date”).

Copies of these materials and other information about PMP and the FundX Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

FundX Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-455-FUND [3863] (toll free)
www.fundx.com

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

ii

The SEC has not approved or disapproved the FundX Funds’ shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this information statement/prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this information statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

_____________________________________

iii

Table of Contents

Page

SUMMARY	1
INFORMATION ABOUT THE REORGANIZATION	18
ADDITIONAL INFORMATION ABOUT THE FUNDS	22
AVAILABLE INFORMATION	26
LEGAL MATTERS	27
EXPERTS	27
OTHER MATTERS	27

Appendix A – Form of Agreement and Plan of Reorganization	Appendix A-1
Appendix B – Investment Policies and Restrictions	Appendix B-1
Appendix C – Shareholder Information for the Funds	Appendix C-1
Appendix D – Financial Highlights	Appendix D-1

SUMMARY

The following is a summary of more complete information appearing later in this information statement/prospectus or incorporated herein.  You should read carefully the entire information statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the ETF Upgrader Fund and ETF Aggressive Upgrader Fund to the Upgrader Fund and Aggressive Upgrader Fund, respectively; (2) the issuance of shares of common stock by the Upgrader Fund to the ETF Upgrader Fund and the Aggressive Upgrader Fund to the ETF Aggressive Upgrader Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the ETF Upgrader Fund and ETF Aggressive Upgrader Fund, respectively, on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Upgrader Fund for the ETF Upgrader Fund shareholders and the Aggressive Upgrader Fund for the ETF Aggressive Upgrader Fund shareholders , the crediting of Upgrader Fund shareholders and Aggressive Upgrader Fund shareholders, in exchange for their shares of the ETF Upgrader Fund and ETF Aggressive Upgrader Fund, respectively, with that number of full and fractional shares of each of the Upgrader Funds that are equivalent in aggregate net asset value to the aggregate net asset value of  the shareholders’ shares in each of the corresponding ETF Funds at the time of the Reorganization; and (4) the ultimate redemption by PMP of the shares of the ETF Funds prior to their dissolution.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this information statement/prospectus.

Comparison of the ETF Upgrader Fund to the Upgrader Fund

	ETF Upgrader Fund	Upgrader Fund
Form of Organization	A diversified series of PMP, an open-end investment management company organized as a Massachusetts business trust.	Same.
Net Assets as of September 30, 2013	$7,868,307	$252,408,381
Investment Advisor and Portfolio Managers
Investment Advisor:
FundX Investment Group

Portfolio Managers:
Janet Brown, President and Portfolio Manager
Jason Browne, Chief Investment Officer and Portfolio Manager
Bernard Burke, Portfolio Manager
Martin DeVault, Portfolio Manager
Sean McKeon, Portfolio Manager

		Same. Same.

ETF Upgrader Fund	Upgrader Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The Fund’s total annual fund operating expenses including acquired fund fees and expenses (“AFFE”) was 2.62% for the fiscal year ended September 30, 2013; however, effective August 31, 2013, the Fund has an expense cap of 1.25% (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses).  When including the 0.26% of AFFE, the total annual fund operating expense ratio for the fiscal year ended September 30, 2013 was 1.51%.

The Fund’s total annual fund operating expenses including AFFE was 1.66% for the fiscal year ended September 30, 2013; however, effective August 31, 2013, the Fund has an expense cap of 1.25% (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses).  When including the 0.40% of AFFE, the total annual fund operating expense ratio for the fiscal year ended September 30, 2013 was 1.65%.

When taking into account AFFE, the total annual operating expenses for the Upgrader Fund are 0.14% higher than those of the ETF Upgrader Fund.

Investment Objective	The Fund seeks to maximize capital appreciation over the long term without regard to income.	Same.
Primary Investments
The Fund is a fund-of-funds and as such, under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.

Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies in emerging markets.

The Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”). Same.
Investment Strategies and Process
In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “The Advisor’s Classification – Process of Underlying Funds” on page 10 for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Same.

	ETF Upgrader Fund	Upgrader Fund
Temporary Strategies
For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Same.
Fundamental and Non- Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B .

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) borrowing money, (2) concentrating its investments in any particular industry or group of industries, (3) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (4) acting as an underwriter of securities issued by others, (5) investing directly in real estate or interests in real estate, (6) lending any security or making any other loan, (7) purchasing or selling physical commodities, and (8) issuing senior securities.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) investing more than 15% of its net assets in illiquid securities, (3) purchasing a security if the total of borrowings would exceed 5% of the value of its total assets, and (4) the Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

The Fund is a diversified series of PMP.

Same.

Same.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in any issuer for purposes of exercising control or management; (2) investing, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity, and (3) with respect to borrowing money, except for temporary or emergency purposes, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Number (2) of the above paragraph is worded differently from the similar provision in the ETF Upgrader Fund, but refer to the same types of securities.  Additionally, there is no provision (4) as there is for the ETF Upgrader Fund, as the language is repetitive of a fundamental investment policy the Upgrader Fund already has with respect to concentrating the Fund’s assets.

Same.

ETF Upgrader Fund	Upgrader Fund
Management and Other Fees
Management Fee.  1.00% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“US Bank”).

Management Fee:  1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.

Same.

Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.
Expense Limitations
FundX Investment Group has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Same.
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.

ETF Upgrader Fund	Upgrader Fund
Exchange Privilege	You may exchange your Fund shares for shares of other FundX Funds.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.

Same.

Comparison of the ETF Aggressive Upgrader Fund to the Aggressive Upgrader Fund

	ETF Aggressive Upgrader Fund	Aggressive Upgrader Fund
Form of Organization	A diversified series of PMP, an open-end investment management company organized as a Massachusetts business trust.	Same.
Net Assets as of September 30, 2013	$7,031,819	$69,362,842
Investment Advisor and Portfolio Manager
Investment Advisor:
FundX Investment Group

Portfolio Manager:
Janet Brown, President and Portfolio Manager
Jason Browne, Chief Investment Officer and Portfolio Manager
Bernard Burke, Portfolio Manager
Martin DeVault, Portfolio Manager
Sean McKeon, Portfolio Manager

Same. Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The Fund’s total annual fund operating expenses including AFFE was 2.64% for the fiscal year ended September 30, 2013; however, effective August 31, 2013, the Fund has an expense cap of 1.25% (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses).  When including the 0.36% of AFFE, the total annual fund operating expense ratio for the fiscal year ended September 30, 2013 was 1.61%.

The Fund’s total annual fund operating expenses including AFFE was 1.77% for the fiscal year ended September 30, 2013; however, effective August 31, 2013, the Fund has an expense cap of 1.25% (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses).  When including the 0.40% of AFFE, the total annual fund operating expense ratio for the fiscal year ended September 30, 2013 was 1.65%.

When taking into account AFFE, the total annual operating expenses for the Aggressive Upgrader Fund are 0.04% higher than those of the ETF Aggressive Upgrader Fund.

Investment Objective	The Fund seeks to maximize capital appreciation over the long term without regard to income.	Same.
Primary Investments
The Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are ETFs.  The Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.

Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in Underlying Funds that invest in equity securities of companies in emerging markets.

The Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).

Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  In addition, some of the Underlying Funds that the Fund invests in may engage in short sale transactions.  The Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in equity securities of companies located in emerging markets.  (Note: The above paragraph indicates that the Aggressive Upgrader Fund may only invest up to 50% of its net assets in Underlying Funds that focus on emerging markets, whereas the ETF Aggressive Upgrader Fund may invest up to 100% of its net assets in such securities.  Effective January 31, 2014, the Fund may invest up to 100% of its net assets in Underlying Funds that invest in equity securities of companies in emerging markets.)

	ETF Aggressive Upgrader Fund	Aggressive Upgrader Fund
Investment Strategies and Process
In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “The Advisor’s Classification Process of the Underlying Funds” on page  10 for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.

Speculative Underlying Funds are considered aggressive investments and entail greater risks.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Same.
Temporary Strategies
For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Same.

	ETF Aggressive Upgrader Fund	Aggressive Upgrader Fund
Fundamental and Non- Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B.

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) borrowing money, (2) concentrating its investments in any particular industry or group of industries, (3) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (4) acting as an underwriter of securities issued by others, (5) investing directly in real estate or interests in real estate, (6) lending any security or making any other loan, (7) purchasing or selling physical commodities, and (8) issuing senior securities.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) investing more than 15% of its net assets in illiquid securities, (3) purchasing a security if the total of borrowings would exceed 5% of the value of its total assets, and (4) the Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

The Fund is a diversified series of PMP.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in any issuer for purposes of exercising control or management; (2) investing, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity, and (3)with respect to borrowing money, except for tempory or emergency purposes, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Number (2) of the above paragraph is worded differently from the similar provision in the ETF Aggressive Upgrader Fund, but refer to the same types of securities.  Additionally, there is no provision (4) as there is for the ETF Aggressive Upgrader Fund, as the language is repetitive of a fundamental investment policy the Aggressive Upgrader Fund already has with respect to concentrating the Fund’s assets.

Same.

Management and Other Fees
Management Fee.  1.00% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”). Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“ US Bank”).

Management Fee:  1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.

Same.

ETF Aggressive Upgrader Fund	Aggressive Upgrader Fund
Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.
Expense Limitations
FundX Investment Group has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Same.
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares for shares of other FundX Funds.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.

Same.

The Advisor’s Process for Classifying the Underlying Funds

The Advisor has constructed three risk classes for equity funds.  Bond funds are grouped into a fourth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Speculative Underlying Fund showing no more volatility than a typical Core Underlying Fund.  Furthermore, the Advisor may re-classify Underlying Funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

Speculative Funds
Speculative Underlying Funds include funds invested in small- or mid-sized companies. These funds may focus on special investments, industries or market sectors.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  International funds may concentrate in a particular country or region, including emerging markets or economies not considered mature.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  Speculative funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative funds may concentrate their holdings in a limited number of issuers.  These funds may have moderate to high portfolio turnover.

Core Growth – Higher Quality Stock Funds
Generally, Core Underlying Funds are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these funds include long-term growth with little emphasis on income.

Total Return (or Balanced) Funds
Total Return Underlying Funds include a wide variety of investment strategies, usually including common stocks.  Often these funds hold income-generating instruments to lower portfolio volatility.  Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Fixed-Income – Bond Funds
Generally, Bond Underlying Funds have a primary objective of current income and preservation of capital.  This class is divided into sub-categories of fixed-income securities based on credit quality, duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

Comparison of Principal Risks of Investing in the Funds

A discussion regarding certain principal risks of investing in the FundX Funds is set forth below.  Where applicable, differences between each acquired fund and its corresponding acquiring fund have been highlighted.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

ETF Upgrader Fund and Upgrader Fund

•
General Market Risk (Both Funds) – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk (Both Funds) – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund.
•
Foreign Securities Risk (Both Funds) – The Underlying Funds held by a Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk (Both Funds) – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•	Non-Diversification Risk (Both Funds) – While each Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk (Both Funds) – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk (Both Funds) – Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Short Sales Risk (Both Funds) – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk (Both Funds) – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Emphasis Risk (Both Funds) – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk.

•
Interest Rate and Credit Risk (Both Funds) – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bonds) Risk (Both Funds) – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk (Both Funds) – Because each Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk (Both Funds) – To the extent a Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk (Both Funds) – Each Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, a Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk (Both Funds) – The risks associated with each Fund include the risks related to each Underlying Fund in which a Fund invests.  Although each Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

ETF Aggressive Upgrader Fund and Aggressive Upgrader Fund

•
General Market Risk (Both Funds) – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk (Both Funds) – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund.
•
Foreign Securities Risk (Both Funds) – The Underlying Funds held by a Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk (Both Funds) – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•	Non-Diversification Risk (Both Funds) – While each Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk (Both Funds) – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk (Both Funds) – Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Short Sales Risk (Both Funds) –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk (Both Funds) – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Emphasis Risk (Both Funds) – Because each Fund and/or Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting each Fund to sector concentration risk.

•
ETF Trading Risk (Both Funds) – Because each Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk (Both Funds) – To the extent a Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk (Both Funds) – Each Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, a Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk (Both Funds) – The risks associated with each Fund include the risks related to each Underlying Fund in which the Fund invests.  Although each Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
High-Yield Securities (Junk Bond) Risk (Both Funds) – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
Interest Rate and Credit Risk (Both Funds) – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

Other Consequences of the Reorganization

Management Fee and Structure.  FundX serves as the investment adviser to both the ETF Funds and the Upgrader Funds.  After the Reorganization, FundX will continue to serve as investment adviser to the Upgrader Funds.  Under an investment advisory agreement with the Funds, each Fund compensates FundX for its investment advisory services as shown in the table below.  For the fiscal year ended September 30, 2013, FundX received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because FundX was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
FundX ETF Upgrader Fund	1.00%	0.12%
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%
FundX ETF Aggressive Upgrader Fund	1.00%	0.20%

Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments
FundX Aggressive Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%

The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.

Expense Limitation.  FundX and PMP have entered into an operating expense limitation agreement under which FundX has agreed to waive its management fees and/or reimburse expenses of the ETF Funds and the Upgrader Funds to ensure that each of the Funds’ total annual operating expenses (exclusive of interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, AFFE and dividends and interest on short portions) do not exceed 1.25% (the “Expense Cap”), as a percentage of the Fund’s average net assets, at least through January 31, 2015.  The agreements remain in effect indefinitely, and at a minimum through January 31, 2015, and may be terminated by the PMP Board.  A reimbursement may be requested by FundX if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  As of September 30, 2013, the ETF Upgrader Fund incurred 0.26% of AFFE, while the Upgrader Fund incurred 0.40% of AFFE; accordingly, when taking into account AFFE, the total annual operating expenses for the Upgrader Fund are 0.14% higher than those of the ETF Upgrader Fund.  Also as of September 30, 2013, the ETF Aggressive Upgrader Fund incurred 0.36% of AFFE, while the Aggressive Upgrader Fund incurred 0.40% of AFFE; accordingly, when taking into account AFFE, the total annual operating expenses for the Aggressive Upgrader Fund are 0.04% higher than those of the ETF Aggressive Upgrader Fund.

Past Performance

Set forth below is performance information that provides some indication of the risks of investing in the ETF Funds and Upgrader Funds.  The charts show changes in each Fund’s performance from year-to-year.  The tables show how the average annual returns of each class of shares for the periods shown compare to a broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.upgraderfunds.com or by calling 1-866-455-FUND [3863] (toll free).

FundX ETF Upgrader Fund - REMIX

Calendar Year Total Return as of December 31

Best Quarter	Q3 2009	18.68%
Worst Quarter	Q4 2008	-23.46%

The ETF Upgrader Fund’s calendar year-to-date total return as of September 30, 2013 was 14.34%.

FundX Upgrader Fund - FUNDX

Calendar Year Total Return as of December 31
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

The Upgrader Fund’s calendar year-to-date total return as of September 30, 2013 was 18.76%.

FundX ETF Aggressive Upgrader Fund - UNBOX

Calendar Year Total Return as of December 31
Best Quarter	Q3 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

The ETF Aggressive Upgrader Fund’s calendar year-to-date total return as of September 30, 2013 was 10.01%.

FundX Aggressive Upgrader Fund - HOTFX

Calendar Year Total Return as of December 31
Best Quarter	Q2 2003	21.13%
Worst Quarter	Q4 2008	-21.88%

The Aggressive Upgrader Fund’s calendar year-to-date total return as of September 30, 2013 was 18.47%.

Average Annual Total Returns

The after-tax returns shown in the following tables are intended to show the impact of assumed federal income taxes on an investment in the Funds.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (investment company taxable income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns as of December 31, 2012
FundX ETF Upgrader Fund – REMIX	1 Year	5 Years	Since Inception (1/31/07)
Return Before Taxes	11.81%	-3.42%	-1.11%
Return After Taxes on Distributions	11.75%	-3.62%	-1.28%
Return After Taxes on Distributions and Sale of Fund Shares	7.74%	-2.94%	-1.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.07%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	-0.46%	1.13%

Average Annual Total Returns as of December 31, 2012
FundX Upgrader Fund – FUNDX	1 Year	5 Years	10 Years
Return Before Taxes	12.97%	-3.00%	7.46%
Return After Taxes on Distributions	12.94%	-3.44%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	8.45%	-2.63%	6.45%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	-0.46%	8.74%

Average Annual Total Returns as of December 31, 2012
	1 Year	5 Years	Since Inception
FundX ETF Aggressive Upgrader Fund – UNBOX			(1/31/07)
Return Before Taxes	14.29%	-3.65%	0.51%
Return After Taxes on Distributions	14.29%	-3.80%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	9.29%	-3.13%	0.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.07%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	-0.46%	1.13%

Average Annual Total Returns as of December 31, 2012
FundX Aggressive Upgrader Fund - HOTFX	1 Year	5 Years	10 Years
Return Before Taxes	14.65%	-3.27%	8.41%
Return After Taxes on Distributions	14.65%	-3.73%	7.95%
Return After Taxes on Distributions and Sale of Fund Shares	9.52%	-2.87%	7.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	-0.46%	8.74%

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees and expenses for each of the ETF Funds compared to each of the Upgrader Funds (based on the fiscal year ended September 30, 2013) and the pro forma fees and expenses of the Upgrader Funds for the same period assuming the Reorganization had occurred on October 1, 2013.  None of the Funds charge any shareholder fees such as front end sales loads, contingent deferred sales loads, redemption fees.  The Transfer Agent charges a $5.00 fee to perform exchanges over the telephone.  Each of the Funds is subject to certain annual operating Fund expenses as indicated in the Summary below.

Summary of Fund Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	ETF Upgrader Fund	Upgrader Fund	Upgrader Fund (Pro Forma)	ETF Aggressive Upgrader Fund	Aggressive Upgrader Fund	Aggressive Upgrader Fund (Pro Forma)
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	None	None	None	None	None	None
Other Expenses	1.36%	0.26%	0.26%	1.28%	0.37%	0.37%
Sub-Total Annual Fund Operating Expenses	2.36%	1.26%	1.26%	2.28%	1.37%	1.37%
Acquired Fund (Underlying Fund) Fees and Expenses	0.26%	0.40%	0.40%	0.36%	0.40%	0.40%
Total Annual Fund Operating Expenses(1)	2.62%	1.66%	1.66%	2.64%	1.77%	1.77%
Expense Reduction/Reimbursement(2)	-1.11%	-0.01%	-0.01%	-1.03%	-0.12%	-0.12%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.51%	1.65%	1.65%	1.61%	1.65%	1.65%

(1)
The Total Annual Fund Operating Expenses for each Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D of this information statement/prospectus, which reflects the operating expenses of each Fund and does not include AFFE.

(2)
FundX has contractually agreed to reduce its fees and/or pay the Funds’ expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of each Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by FundX if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the FundX, or by the FundX with the consent of the Board.

Example of Effect of Fund Expenses

The Example is intended to help you compare the costs of investing in the ETF Funds with the cost of investing in the corresponding Upgrader Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
ETF Upgrader Fund	$154	$709	$1,291	$2,872
Upgrader Fund	$168	$522	$901	$1,965
Upgrader Fund (Pro Forma)	$168	$522	$901	$1,965
ETF Aggressive Upgrader Fund	$164	$723	$1,308	$2,897
Aggressive Upgrader Fund	$168	$546	$948	$2,074
Aggressive Upgrader Fund (Pro Forma)	$168	$546	$948	$2,074

Portfolio Turnover

Each of the FundX Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year ended September 30, 2013, the portfolio turnover rate for the ETF Upgrader Fund was 297% and the portfolio turnover rate for the Upgrader Fund was 201%.

During the most recent fiscal year ended September 30, 2013, the portfolio turnover rate for the ETF Aggressive Upgrader Fund was 403% and the portfolio turnover rate for the Aggressive Upgrader Fund it was 207%.

Federal Income Tax Consequences of the Reorganization

As a non-waiverable condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the each of the Upgrader Funds shares received by each shareholder of the ETF Funds in the Reorganization should be the same as the tax basis and holding period of each of the ETF Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder.  In addition, the tax basis and holding period of the assets of each of the ETF Funds will be the same when acquired by the Upgrader Funds in the Reorganization.  See “Information About the Reorganization – Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this information statement/prospectus, the Prospectuses and Statements of Additional Information of the ETF Funds and the Upgrader Funds, and the Reorganization Agreement.  Shareholders should read this entire information statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  The Reorganization is part of a continuing effort by FundX to streamline and rationalize its mutual fund product offerings.  After careful consideration, FundX has determined that there were no meaningful distinctions between the investment strategies, risks and portfolios between each ETF Fund and its corresponding Upgrader Fund.  In considering FundX’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization.  Pursuant to the Reorganization Agreement, FundX has agreed to bear all expenses incurred in connection with the Reorganization.

Following the Reorganization, the investment advisory fee paid by each of the Upgrader Funds will essentially be the same as the investment advisory fee paid by each of the ETF Funds (i.e., 1.00% of the Fund’s average daily net assets).  However, as the Upgrader Funds’ assets increase, the investment advisory fee paid could decrease because of the asset breakpoints associated with the investment advisory fees for the Upgrader Funds (i.e., 1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.)

FundX has agreed to retain an expense cap for each of the Upgrader Funds following the Reorganization, which is indefinite, but at a minimum through January 31, 2015, which is the same as the expense caps in effect for each of the ETF Funds.  For both the ETF and the Upgrader Funds, the expense limitation does not cover interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses (“AFFE”) and dividends and interest on short portions.  As of September 30, 2013, the ETF Upgrader Fund incurred 0.26% of AFFE, while the Upgrader Fund incurred 0.40% of AFFE; accordingly, when taking into account AFFE, the total annual operating expenses for the Upgrader Fund are 0.14% higher than those of the ETF Upgrader Fund.  Also as of September 30, 2013, the ETF Aggressive Upgrader Fund incurred 0.36% of AFFE, while the Aggressive Upgrader Fund incurred 0.40% of AFFE; accordingly, when taking into account AFFE, the total annual operating expenses for the Aggressive Upgrader Fund are 0.04% higher than those of the ETF Aggressive Upgrader Fund.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the each of the ETF Funds will be reorganized into each of the corresponding Upgrader Funds.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the ETF Upgrader Fund to the Upgrader Fund, the Upgrader Fund will issue to the ETF Upgrader Fund that number of full and fractional Upgrader Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the ETF Upgrader Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  Additionally, the Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the ETF Aggressive Upgrader Fund to the Aggressive Upgrader Fund, the Aggressive Upgrader Fund will issue to the ETF Aggressive Upgrader Fund that number of full and fractional Aggressive Upgrader Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the ETF Aggressive Upgrader Fund, calculated as of the Closing Date.  Each of the ETF Funds will redeem its shares in exchange for each of the corresponding Upgrader Fund shares received by it and will distribute such shares to the shareholders of each of the ETF Funds in complete liquidation of the ETF Funds.  Each of the ETF Fund shareholders will receive each of the corresponding Upgrader Fund shares based on their respective holdings in each of the ETF Funds as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of an ETF Fund will own that number of full and fractional shares of the corresponding Upgrader Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in such ETF Fund as of the Valuation Time.  Such shares will be held in an account with the appropriate Upgrader Fund identical in all material respects to the account currently maintained by the corresponding ETF Fund for such shareholder.

Until the Valuation Time, shareholders of each of the ETF Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Upgrader Funds’ transfer agent of a redemption request in proper form.  Purchases of the ETF Funds are no longer permitted.  Redemption requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Upgrader Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of each of the ETF Funds will be canceled on the books of each of the Upgrader Funds and the transfer agent’s books of each of the ETF Funds will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to each of the ETF Funds with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on January 30, 2014, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of each of the ETF Funds.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of each ETF Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: ETF Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The ETF Funds and the Upgrader Funds will each receive an opinion from the law firm of Paul Hastings LLP substantially to the effect that, based on certain facts, assumptions and representations made by the ETF Funds and the Upgrader Funds, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)  The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Funds and the Acquiring Funds will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)  No gain or loss will generally be recognized by the Acquired Funds upon the transfer of all of its assets to the Acquiring Funds in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Funds of each of the Acquired Fund’s liabilities or upon the distribution of each of the Acquiring Fund Shares to each of the Acquired Fund’s shareholders in exchange for their shares of each of the Acquired Funds.

(c)  No gain or loss will be recognized by the Acquiring Funds upon the receipt by them of all of the assets of each of the Acquired Funds in exchange solely for each of the corresponding Acquiring Funds Shares and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds.

(d)  The adjusted tax basis of the assets of the Acquired Funds received by the Acquiring Funds will be the same as the adjusted tax basis of such assets to the Acquired Funds immediately prior to the Reorganization.

(e)  The holding period of the assets of the Acquired Funds received by the Acquiring Funds will include the holding period of those assets in the hands of the Acquired Funds immediately prior to the Reorganization.

(f)  No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Fund Shares for the Acquiring Funds Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds.

(g)  The aggregate adjusted tax basis of the Acquiring Funds Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Funds Shares held by the Acquired Funds’ shareholders immediately prior to the Reorganization.

(h)  The holding period of the Acquiring Funds Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) will include the holding period of the Acquired Funds Shares surrendered in exchange therefore, provided that the Acquired Funds Shares were held as a capital asset on the Closing Date.

Capital losses incurred in tax years beginning prior to December 23, 2010, can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains.  Capital losses incurred in tax years beginning on or after December 23, 2010 can generally be carried forward indefinitely to offset future capital gains.  Each of the Upgrader Funds will inherit the tax attributes of each of the ETF Funds, including any available capital loss carryforwards, as of the Closing Date.  However such capital loss carryforwards of the ETF Funds will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization will result in a greater than 50% change in ownership of the ETF Funds under Section 382 of the Code.  Accordingly, as a result of the Reorganization, the shareholders of each of the ETF Funds are in effect sharing a tax asset of their Funds with each of the corresponding Upgrader Funds.  For federal income tax purposes, the ETF Funds had capital loss carryforwards at September 30, 2013 as follows:

Fund	Date of Expiration	Amount
ETF Upgrader Fund	2017	$4,209,217
ETF Upgrader Fund	2016	$128,951
ETF Aggressive Upgrader Fund	2017	$11,153,724
ETF Aggressive Upgrader Fund	2016	$11,005,036

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in ETF Fund shareholders recognizing gain or loss with respect to each ETF Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of each Upgrader Fund shares received in exchange therefore.  In such event, a shareholder’s aggregate basis in the shares of each Upgrader Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held each ETF Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations

In considering and approving the Reorganization at a meeting held on November 11-12, 2013, the PMP Board discussed the future of the ETF Funds and the advantages of reorganizing each ETF Fund into its corresponding Upgrader Fund.  Among other things, the PMP Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

In considering the Reorganization, the PMP Board took into account a number of additional factors.  Some of the more prominent considerations are discussed further below.  The PMP Board considered the following matters, among others and in no order of priority:

•	Each ETF Fund and each Upgrader Fund have an investment objective of achieving long-term capital appreciation and have similar principal investment strategies;

•	The fundamental investment restrictions are substantially similar between the two sets of Funds;

•	The FundX personnel that manage each ETF Fund also manage each corresponding Upgrader Fund;

•	The PMP Board will continue to oversee the Upgrader Funds;

•	The management fee for each of the Funds are substantially similar and the Acquiring Funds’ management fees may be lower if certain asset level breakpoints are met;

•
The contractual expense limitations that FundX has agreed to maintain for the Funds are identical, although the PMP Board noted that when including AFFE, the total operating expense ratios for the Upgrader Funds are somewhat higher than those of the ETF Funds;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax free reorganization;

•
As a result of the Reorganization, the shareholders of the ETF Funds are in effect sharing a tax asset of their Funds with their corresponding Upgrader Fund, because the Upgrader Funds will be able to utilize all of the capital loss carry forwards obtained in the acquisition of the ETF Funds;

•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by FundX; and

•	The interests of the current shareholders of the ETF Funds and the Upgrader Funds will not be diluted as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the ETF Funds.  In considering the alternative of liquidation, the Board noted that (1) ETF Fund shareholders not wishing to become part of an Upgrader Fund could redeem their shares of the ETF Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the ETF Funds who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and portfolio team in a substantially similar manner while, at the same time, retaining the full benefit of the use of each ETF Fund’s capital loss carryforward amounts.

Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board noted that all these conditions had been met.  After consideration of the factors noted above, together with other factors and information considered to be relevant, the PMP Board determined that the Reorganization is in the best interests of shareholders of each ETF Fund and Upgrader Fund, and accordingly, unanimously approved the Reorganization of the FundX ETF Upgrader Fund into the FundX Upgrader Fund and the Reorganization of the FundX ETF Aggressive Upgrader Fund into the FundX Aggressive Upgrader Fund, and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by FundX.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage and mailing; (c) printing; (d) accounting fees; and (e) legal fees incurred by PMP.

Capitalization.  The following table sets forth the capitalization of the ETF Funds and the Upgrader Fund, and on a pro forma basis the successor Upgrader Fund and Aggressive Upgrader Fund, as of September 30, 2013 after giving effect to the Reorganization.

Fund Capitalization as of September 30, 2013	Net Assets	Shares Outstanding	Net Asset Value Per Share
FundX ETF Upgrader Fund	$7,868,307	309,994	$25.38
FundX Upgrader Fund	$252,408,381	5,976,591	$42.23
FundX Upgrader Fund (Pro Forma)	$260,276,688	6,286,585	$42.23
FundX ETF Aggressive Upgrader Fund	$7,031,819	255,608	$27.51
FundX Aggressive Upgrader Fund	$69,362,842	1,418,392	$48.90
FundX Aggressive Upgrader Fund (Pro Forma)	$76,394,661	1,674,000	$48.90

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are identical and are highlighted below.  For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Distributions.  The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

Tax Information.  Each Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a FundX Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement.  Under the advisory agreement with PMP, on behalf of FundX Funds, FundX supervises the management of the Funds’ investments and business affairs.  At its expense, FundX provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds.  As compensation for its services, the Funds each pay to FundX a monthly advisory fee as described above.  In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  FundX has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to 1.25% of each Fund’s average net assets.

Any reduction in advisory fees or payment of expenses made by FundX is subject to reimbursement by the Fund if requested by FundX, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by FundX if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  FundX is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before FundX is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at a minimum through January 31, 2015.  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Upgrader Funds after giving effect to the Reorganization.  A discussion regarding the PMP Board’s basis for approving the investment advisory agreement is included in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2013.

Valuation.  The ETF Funds and the Upgrader Funds have the same Valuation Policy, which is more fully discussed in Appendix C “Shareholder Information for the ETF Funds.”  There are no differences between the Valuation Policy of the Funds.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Upgrader Fund shares to be issued to the shareholders of each corresponding ETF Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.  Because both Funds are series of PMP, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the ETF Funds and Upgrader Funds, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Massachusetts statute governing business trusts (the “Massachusetts Statute”), PMP’s Amended and Restated Declaration of Trust, and PMP’s Amended and Restated Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  The ETF Funds and the Upgrader Funds are series of PMP, an open-end management investment company organized as a Massachusetts business trust on February 17, 1987.  The ETF Funds and Upgrader Funds currently offer a single class of shares of its common stock for all investors.

Capital Stock.  PMP is authorized to issue an unlimited number of interests (or shares).  The ETF Funds and Upgrader Funds are each two series, or mutual funds, formed by PMP.  Interests in the ETF Funds and Upgrader Funds are represented by shares of beneficial interest each with no par value.  As of the date of this information statement/prospectus, shares of approximately 42 other series of PMP are offered in separate prospectuses and statements of additional information.  PMP may start additional series and offer shares of new funds under PMP at any time.

Voting Rights.  Each share of the ETF Funds and Upgrader Funds represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  PMP Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  PMP is not required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  The Massachusetts Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Massachusetts business trust.  The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of PMP.  The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  PMP shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of PMP are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  PMP is managed by the PMP Board.  The persons sitting on the PMP Board will continue to be the same after the Reorganization.

Investment Adviser.  Each Fund’s investment adviser is FundX Investment Group, 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  FundX has been providing investment advisory services to individual and institutional investors since 1969.  FundX is a California limited liability corporation and a SEC-registered investment adviser.  FundX was organized in 1993 in CA and registered with the SEC in 1997.  FundX pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of September 30, FundX had approximately $936 million in assets under management.

Fund Management.  FundX will continue to be responsible for providing investment advisory/portfolio management services to each Fund following the Reorganization.  Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure with the Advisor
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Chief Investment Officer and Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the Upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers.  The FundX Funds use the services of USBFS as their transfer agent, administrator and fund accountant.  The Funds also use the services of U.S. Bank, an affiliate of USBFS, as its custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Upgrader Funds.

Independent Accountants.  Tait, Weller & Baker LLP, 1818 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the FundX Funds.

Ownership of Securities of the Funds.  As of the December 10, 2013, the Record Date, the Funds had the following number of shares issued and outstanding.  As of the same date, trustees and officers of the ETF Funds as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of December 10, 2013
ETF Upgrader Fund	309,262.891
Upgrader Fund	5,861,694.083
ETF Aggressive Upgrader Fund	235,870.606
Aggressive Upgrader Fund	1,389,368.803

As of the January 2, 2014, the following persons owned beneficially or of record more than 5% of the outstanding shares of the ETF Funds and the Upgrader Funds:

ETF Upgrader Fund

Name and Address	% Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	42.60%
National Financial Services, LLC For the Benefit of Our Customers 200 Liberty St. New York, NY 10281-1003	21.92%
Pershing LLC P.O. Box 2052 Jersey City, NY 07303-2052	13.51%

Upgrader Fund

Name and Address	% Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	43.68%
National Financial Services, LLC For the Benefit of Our Customers 200 Liberty St. New York, NY 10281-1003	21.83%

TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	9.76%

ETF Aggressive Upgrader Fund

Name and Address	% Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	45.78%
National Financial Services, LLC For the Benefit of Our Customers 200 Liberty St. New York, NY 10281-1003	30.20%
TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	7.60%

Aggressive Upgrader Fund

Name and Address	% Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	37.85%
National Financial Services, LLC For the Benefit of Our Customers 200 Liberty St. New York, NY 10281-1003	28.47%
TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	8.49%

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

Interests of Certain Persons.  FundX Investment Group is the investment adviser to the ETF Funds and the Upgrader Funds.

AVAILABLE INFORMATION

PMP is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 3475 Lenox Road NE, Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Blvd., 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the FundX Funds will be passed on by the law firms of Paul Hastings LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 and Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts 02109, respectively.

EXPERTS

The financial statements and financial highlights of the ETF Funds and Upgrader Funds incorporated in this information statement/prospectus by reference from the Funds’ Annual Report on Form N-CSR for the fiscal year ended September 30, 2013 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The FundX Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the FundX Funds at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Elaine E. Richards
Elaine E. Richards
President, Professionally Managed Portfolios

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of December 31, 2013 , by and between Professionally Managed Portfolios, a Massachusetts business trust (“PMP”), on behalf of its separate investment series listed on Schedule A (the “Acquiring Funds”) and PMP, on behalf of its separate investment series also listed on Schedule A (the “Acquired Funds” and, together with the Acquiring Funds, the “Funds”).  FundX Investment Group is a party to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Funds or the Acquired Funds are made and shall be taken or undertaken by PMP on behalf of the Acquiring Funds and Acquired Funds.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of each of the Acquired Funds to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”), the assumption by each Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of each corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of each of the Acquired Funds, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Funds and the Acquired Funds are each separate investment series of a registered open-end management investment company, and the Acquired Funds own securities which are assets of the character in which the Acquiring Funds are permitted to invest; and

WHEREAS, the Acquired Funds and the Acquiring Funds are each authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of PMP has determined, with respect to each of the Acquired Funds, that (1) participation in the Reorganization is in the best interests of each of the Acquired Funds and their shareholders, and (2) the interests of the existing shareholders of each of the Acquired Funds would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of PMP has determined, with respect to each of the Acquiring Funds, that (1) participation in the Reorganization is in the best interests of each of the Acquiring Funds and their shareholders, and (2) the interests of the existing shareholders of each of the Acquiring Funds would not be diluted as a result of the Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1  The Reorganization.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), PMP shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and PMP shall assume the Liabilities (as defined in paragraph 1.3) of each of the Acquired Funds on behalf of the Acquiring Funds.  In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place).  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2  Assets of the Acquired Funds.  The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of each respective Acquired Fund at the Valuation Time, books and records of each Acquired Fund, and any other property owned by the Acquired Funds at the Valuation Time (collectively, the “Assets”).

1.3  Liabilities of the Acquired Funds.  Each Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  Each Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4  Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), each Acquired Fund will distribute the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of each Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of each Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to the respective Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of each respective Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time.  All issued and outstanding shares of each Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Funds.  The Acquiring Funds shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5  Recorded Ownership of Acquiring Fund Shares.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6  Filing Responsibilities of Acquired Fund.  Any reporting responsibility of the Acquired Funds, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Funds.

ARTICLE II

VALUATION

2.1  Net Asset Value of the Acquired Funds.  The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Funds.

2.2  Net Asset Value of the Acquiring Funds.  The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Funds.

2.3  Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4  Determination of Value.  All computations of value hereunder shall by made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.  The Trust and Acquired Funds agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5  Valuation Time.  The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1  Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of PMP on or about January 30, 2014, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2  Transfer and Delivery of Assets.  PMP shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Acquired Funds, to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the Acquiring Funds at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of each respective Acquired Fund, to U.S. Bank, as custodian for the corresponding Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by each Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  U.S. Bank, on behalf of each of the Acquired Funds, shall deliver to U.S. Bank, as custodian of each corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Fund’s Assets are deposited, each Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3  Share Records. PMP shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for each of the Acquired Funds (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing.  Each Acquiring Fund shall issue and deliver to the Secretary of the corresponding Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to each respective Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Funds as of the Effective Time that such Acquiring Fund Shares have been credited to each Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.

3.4  Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Funds or the Acquired Funds (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of PMP, accurate appraisal of the value of the net assets of the Acquired Funds or the Acquiring Funds, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1  Representations and Warranties of the Acquired Fund.  Except as has been fully disclosed to the Acquiring Funds in a written instrument executed by an officer of PMP, the Acquired Funds represent and warrant to the Acquiring Funds as follows:

4.1.1  Each Acquired Fund is a duly established series of PMP, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2  PMP is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4  The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Funds and each prospectus and statement of additional information of the Acquired Funds used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5  At the Effective Time, each Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6  PMP is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

4.1.7  All material contracts or other commitments of each Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.

4.1.8  Except as otherwise disclosed to and accepted by the Acquiring Funds in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Funds or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquired Funds know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9      The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Funds at September 30, 2013 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10  Since September 30, 2013, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11  At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Funds required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12  At the end of its first taxable year since its commencement of operations, each Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  Each Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquired Funds has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on each Acquired Fund’s books.  The Acquired Funds have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquired Funds will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Funds at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13  All of the issued and outstanding shares of the Acquired Funds will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3.  The Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

4.1.14  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of each Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15  The Information Statement (as defined in paragraph 5.5), insofar as it relates to each Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2  Representations and Warranties of the Acquiring Fund.  Except as has been fully disclosed to the Acquired Funds in a written instrument executed by an officer of PMP, the Acquiring Funds represent and warrant to the Acquired Funds as follows:

4.2.1  Each Acquiring Fund is a duly established series of PMP, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2  At the Effective Time, PMP will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4  The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Funds and each prospectus and statement of additional information of the Acquiring Funds used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5  At the Effective Time, each Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6  The Acquiring Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of PMP Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

4.2.7  Except as otherwise disclosed to and accepted by the Acquired Funds in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to each Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business.  The Acquiring Funds know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

4.2.8      The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Funds at September 30, 2013 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Funds) present fairly, in all material respects, the financial condition of the Acquiring Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9  Since September 30, 2013, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

4.2.10  At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Funds required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Funds, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11  At the end of its first taxable year since its commencement of operations, each Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  Each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquiring Funds has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on each Acquiring Fund’s books.  The Acquiring Funds have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquiring Funds will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by each Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  Each Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13  The Acquiring Fund Shares to be issued and delivered to the Acquired Funds, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by PMP and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Funds, nor is there outstanding any security convertible into any Acquiring Fund’s shares.

4.2.14  The Information Statement, insofar as it relates to each Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1  Conduct of Business.  Each Acquiring Fund and Acquired Fund will operate its business in the ordinary course consistent with PMP practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2  No Distribution of Acquiring Fund Shares.  Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3  Information.  The Acquired Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4  Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Funds and the Acquired Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5  Information Statement.  The Acquired Funds will provide the Acquiring Funds with information regarding the Acquired Funds, and the Acquiring Funds will provide the Acquired Funds with information regarding the Acquiring Fund, reasonably necessary for the preparation of an information statement on Schedule 14C (the “Information Statement”), in compliance with the 1934 Act and the 1940 Act.

5.6  Liquidating Distribution.  As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7  Best Efforts.  The Acquiring Funds and the Acquired Funds shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8  Other Instruments.  The Acquired Funds and the Acquiring Funds, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Funds, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9  Regulatory Approvals.  The Acquiring Funds will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

6.1  Conditions Precedent to Obligations of Acquired Funds.  The obligations of the Acquired Funds, to consummate the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.1.1  All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2  The Acquiring Funds shall have delivered to the Acquired Funds a certificate executed in the name of the Acquiring Funds by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to PMP, and dated as of the Effective Time, to the effect that the representations and warranties of PMP, on behalf of the Acquiring Funds, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.1.3  The Acquiring Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Funds, on or before the Effective Time.

6.1.4  The Acquired Funds and the Acquiring Funds shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2  Conditions Precedent to Obligations of Acquiring Funds.  The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.2.1  All representations and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2  PMP shall have delivered to the Acquiring Funds a statement of each Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of PMP.

6.2.3  The Acquired Funds, shall have delivered to the Acquiring Funds a certificate executed in the name of the Acquired Funds by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Funds and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Funds, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.2.4  The Acquired Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Funds, on or before the Effective Time.

6.2.5  The Acquired Funds and the Acquiring Funds shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3  Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, each Acquired Fund or each Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1  The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of PMP and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds.  Notwithstanding anything herein to the contrary, PMP, on behalf of either the Acquired Funds or the Acquiring Funds, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

6.3.2  At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of PMP, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PMP to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions.

6.3.4  PMP shall have received an opinion of Paul Hastings LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)  The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Funds and the Acquiring Funds will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)  No gain or loss generally will be recognized by an Acquired Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c)  No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)  The adjusted tax basis of the assets of the Acquired Funds received by the Acquiring Funds will be the same as the adjusted tax basis of such assets to the Acquired Funds immediately prior to the Reorganization.

(e)  The holding period of the assets of the Acquired Funds received by the Acquiring Funds will include the holding period of those assets in the hands of the Acquired Funds immediately prior to the Reorganization.

(f)  No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Funds of the liabilities of the Acquired Fund.

(g)  The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Funds (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by each Acquired Fund’s shareholders immediately prior to the Reorganization.

(h)  The holding period of the Acquiring Fund Shares received by the shareholders of each Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Funds or the Acquiring Funds with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Paul Hastings LLP may reasonably request, and the Acquired Funds and Acquiring Funds will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).

6.3.5  U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6  The Transfer Agent shall have delivered to PMP a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7  The Acquiring Funds shall have issued and delivered to the Secretary of the Acquired Funds the confirmation as set forth in paragraph 3.3.

6.3.8  Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1  Indemnification by the Acquiring Fund.  PMP, solely out of each Acquiring Fund’s assets and property, agrees to indemnify and hold harmless each Acquired Fund, and their trustees, officers, employees and agents (the “PMP Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2  Indemnification by the Acquired Fund.  PMP, solely out of each Acquired Fund’s assets and property, agrees to indemnify and hold harmless each Acquiring Fund, and their trustees, officers, employees and agents (the “PMP Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

7.3  Liability of PMP.  PMP understands and agrees that the obligations of either the Acquired Funds or the Acquiring Funds under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of PMP personally, but bind only each Acquired Fund and its property or each Acquiring Fund and its property.  Moreover, no series of PMP other than the Acquired Funds or Acquiring Funds shall be responsible for the obligations of PMP hereunder, and all persons shall look only to the assets of the Acquired Funds to satisfy the obligations of the Acquired Funds and to the assets of the Acquiring Funds to satisfy the obligations of the Acquiring Funds hereunder.  PMP represents that it has notice of the provisions of the Declaration of Trust of PMP disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Funds or Acquiring Funds.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1  No Broker or Finder Fees.  The Acquiring Funds and the Acquired Funds represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2  Expenses of Reorganization.  The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by FundX Investment Group.  The costs of the Reorganization shall include, but not be limited to:  costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement and prospectus supplements of the Acquired Fund relating to the Reorganization, and winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1  Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of PMP or PMP, on behalf of either the Acquired Funds or the Acquiring Funds, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to each Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

9.2  Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of PMP on behalf of the Acquired Funds or the Acquiring Funds, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to PMP: Professionally Managed Portfolios 2020 E. Financial Way Suite 100 Glendora, CA 91741 Attention: Elaine Richards, Esq.	With copies (which shall not constitute notice) to: Paul Hastings LLP Park Avenue Tower 75 E. 55th Street New York, New York 10022 Attention: Domenick Pugliese, Esq.

If to FundX Investment Group:

FundX Investment Management Group
235 Montgomery Street, Suite 1049
San Francisco, California 94104
Attention:  Jason Browne

ARTICLE XI

MISCELLANEOUS

11.1  Entire Agreement.  PMP agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Funds or the Acquired Funds, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2  Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Funds and Acquiring Funds contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3  Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4  Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

11.5  Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6  Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the 31st day of December, 2013.

PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRING FUNDS By: /s/ Elaine E. Richards Name: Elaine E. Richards Title: President	PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRED FUNDS By: /s/ Elaine E. Richards Name: Elaine E. Richards Title: President

Solely for purposes of paragraph 8.2 FUNDX INVESTMENT GROUP By: /s/ Janet Brown Name: Janet Brown Title: President

SCHEDULE A

The Acquired Funds (each Acquired Fund is a series of Professionally Managed Portfolios)	Reorganizes Into	The Acquiring Funds (each Acquiring Fund is a series of Professionally Managed Portfolios)
FundX ETF Upgrader Fund (REMIX)	→	FundX Upgrader Fund (FUNDX)
FundX ETF Aggressive Upgrader Fund (UNBOX)	→	FundX Aggressive Upgrader Fund (HOTFX)

Appendix A-16

Investment Policies and Restrictions

The investment policies and restrictions of the ETF Funds and the Upgrader Funds are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the ETF Funds and the Upgrader Funds, respectively.  The investment objective for both ETF Funds and both Upgrader Funds is fundamental and therefore may not be changed without shareholder approval.

FundX ETF Upgrader Fund (Acquired Fund #1)	FundX Upgrader Fund (Acquiring Fund #1)
Investment Objective
Both Funds seek to maximize capital appreciation over the long term without regard to income.
Principal Investment Strategy
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds.

The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds.

FundX ETF Upgrader Fund (Acquired Fund #1)	FundX Upgrader Fund (Acquiring Fund #1)
Fundamental Investment Limitation Borrowing and Issuing Senior Securities
The Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund may not mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

The Fund may not borrow money, except for temporary or emergency purposes.  Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

The Fund may not mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

The Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

Fundamental Investment Limitation Concentration
The Fund may not invest more than 25% of its net assets in any one industry or group of industries, except that the Fund will invest more than 25% of its net assets in other investment companies, including exchange-traded funds.

The Fund may not invest more than 25% of its total assets in the securities of any specific industry (other than investment companies).

Appendix B-1

FundX ETF Upgrader Fund (Acquired Fund #1)	FundX Upgrader Fund (Acquiring Fund #1)
Fundamental Investment Limitation Diversification (Both Funds)
Each Fund may not with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Fundamental Investment Limitation Underwriting Activities (Both Funds)
Each Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

Fundamental Investment Limitation Making Loans
The Fund may not make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not make loans to others, except to the extent a repurchase agreement is deemed to be a loan.
Fundamental Investment Limitation Purchases and Sales of Real Estate
The Fund may not purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.

The Fund may not purchase or sell real estate.
Fundamental Investment Limitation Purchase and Sale of Commodities (Both Funds)
Each Fund may not purchase or sell commodities or commodity contracts.

FundX ETF Aggressive Upgrader Fund (Acquired Fund #2)	FundX Aggressive Upgrader Fund (Acquiring Fund #2)
Investment Objective
Both Funds seek to maximize capital appreciation over the long term without regard to income.
Principal Investment Strategy
The ETF Aggressive Upgrader Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds.
The Aggressive Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds.

Appendix  B-2

FundX ETF Aggressive Upgrader Fund (Acquired Fund #2)	FundX Aggressive Upgrader Fund (Acquiring Fund #2)
Fundamental Investment Limitation Borrowing and Issuing Senior Securities
The Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund may not mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

The Fund may not borrow money, except for  temporary or emergency  purposes.  Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

The Fund may not mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

The Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

Fundamental Investment Limitation Concentration
The Fund may not invest more than 25% of its net assets in any one industry or group of industries, except that the Fund will invest more than 25% of its net assets in other investment companies, including exchange-traded funds.

The Aggressive Fund may concentrate its investments in any one industry or sector if, as a result, no more than 70% of the Fund’s assets will be invested in such industry or sector.
Fundamental Investment Limitation Diversification (Both Funds)
Each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Fundamental Investment Limitation Underwriting Activities (Both Funds)
Each Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

Fundamental Investment Limitation Making Loans
The Fund may not make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.	The Fund may not make loans to others, except to the extent a repurchase agreement is deemed to be a loan.
Fundamental Investment Limitation Purchases and Sales of Real Estate
The Fund may not purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.
The Fund may not purchase or sell real estate.

Appendix B-3

FundX ETF Aggressive Upgrader Fund (Acquired Fund #2)	FundX Aggressive Upgrader Fund (Acquiring Fund #2)
Fundamental Investment Limitation Purchase and Sale of Commodities (Both Funds)
Each Fund may not purchase or sell commodities or commodity contracts.

Appendix B-4

Appendix C

SHAREHOLDER INFORMATION FOR THE FUNDS

Pricing Fund Shares

A fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing
The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when a Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares
To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Appendix C-1

You may purchase shares of a Fund by completing an account application.  Your order will not be accepted until the account application is received by the Transfer Agent.  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.  If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA Patriot Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail
To purchase shares by mail, simply complete and sign the enclosed account application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Telephone
You automatically have the ability to make telephone and/or internet purchases, redemptions or exchanges, unless you specifically decline.  You may purchase additional shares of the Fund by calling toll free at 1-866-455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Appendix C-2

By Internet
Initial Investment
To make an initial purchase of a Fund’s shares, log on to www.upgraderfunds.com and complete the online application.  After accepting the terms of the online application, mail us your check, instruct your financial institution to wire your money following the “By Wire” instructions below or elect to have your investment amount debited from your account that you identified on your account application.

Subsequent Investment
Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions by entering your User ID and password and selecting the transaction you wish to perform.  Your purchase proceeds will be debited from your financial institution account identified on your account application.

Note:  You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Transfer Agent employs procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Taxpayer Identification Number, username and password.  Neither the Funds nor their agents will be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

By Wire
Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at 1-866-455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 1-866-455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at 1-866-455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:	112-952-137
FFC:	[Name of Fund]
Shareholder Registration
Shareholder Account Number

Appendix C-3

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly or quarterly basis.  If no option is selected, the frequency will default to monthly.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Funds at 1-866-455-FUND [3863] for assistance.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan
The Funds offer an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling 1-866-455-FUND [3863].  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  With regard to IRA accounts where U.S. Bank is the custodian, you may be charged a $25 fee for transferring assets to another custodian or for closing a retirement account.  Other fees and expenses of maintaining your account(s) may be charged to you or your account.  Please refer to the Funds’ Custodial Account Agreement for further fee information.  Fees charged by institutions may vary.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program
To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the account application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Funds may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Requests to invest or redeem outside of your pre-defined model will terminate your participation in the program.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Appendix C-4

Selling (Redeeming) Fund Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by the Funds.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Telephone or Wire
You automatically have the ability to make telephone purchases, redemptions or exchanges, unless you specifically decline.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-866-455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Appendix C-5

By Internet
Log on to www.upgraderfunds.com.  If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions and select the transaction you wish to perform.  Your redemption proceeds will be credited to your financial institution account identified on your account application.

Note:  The Transfer Agent will use reasonable procedures to confirm that the internet instructions are genuine. For example, the Transfer Agent requires proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any internet redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Funds may change, modify or terminate these internet redemption privileges at any time upon at least a 60-day notice to shareholders.  Once an internet transaction has been placed, it cannot be canceled or modified.

Through a Financial Intermediary
You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next determined after receipt of the order by the financial intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Account and Transaction Policies
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.

Tools to Discourage Disruptive Short-Term Transactions
The Board has adopted a policy regarding excessive trading.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Appendix C-6

Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, but not as a result of a decline in the NAV of a Fund or for market reasons.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:
•	For all redemption requests in excess of $100,000;
•	If a change of address request has been received by the Transfer Agent within the last 30 days;
•	If ownership is being changed on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-866-455-FUND [3863] to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Appendix C-7

Electronic Delivery
You may sign up to receive your shareholder statements electronically at www.upgraderfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.upgraderfunds.com or contacting the Funds at 1-866-455-FUND [3863].

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

How to Exchange Fund Shares
Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly.  Telephone requests to exchange shares can be made for a $5.00 exchange fee.  This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  As a result, an exchange is a taxable transaction for you.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for the Fidelity Money Market Fund. This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the Fidelity Money Market Fund, you should read its prospectus.  To obtain the Fidelity Money Market Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-455-FUND [3863].  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the Fidelity Money Market Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at 1-866-455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distribution in cash, while reinvesting dividends, or (3) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.  Distributions made by each Fund will be taxable to shareholders whether received in additional shares or in cash.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  Each Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan that does not invest with borrowed money), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by a Fund may constitute qualified dividends eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided holding periods and certain other requirements are met.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by a Fund, is currently taxed at a maximum rated of 20%.  Lower rates may apply for taxpayers in the Federal lower income tax brackets.

Appendix C-8

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by a Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between a Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if a Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in:  (1) increased net short-term capital gain realized by a Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by a Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of a Fund’s assets, a Fund’s adjusted tax basis for such assets when they are sold, and the length of time that a Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Shareholders whose adjusted gross income for a year exceeds their net investment income, which generally includes $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on dividends and capital gains.

Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  Taxes are not the primary consideration of the Funds in making its investment decisions.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Appendix C-9

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, each Upgrader Fund will be the accounting survivor of its corresponding ETF Fund.  The following financial highlights are intended to help you understand each ETF Fund’s financial performance for the periods shown below compared to the financial performance of its corresponding Upgrader Fund.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

FundX Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2011*	Years Ended October 31,
				2010	2009	2008

Net asset value, beginning of period/year	$35.52	$28.93	$31.34	$27.57	$25.72	$49.65

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.13(7)	0.18(7)	(0.01) (7)	0.02(7)	0.14	0.74
Net realized and unrealized gain (loss) on investments	6.86	6.45	(2.37)	3.89	1.71	(20.21)
Total from investment operations	6.99	6.63	(2.38)	3.91	1.85	(19.47)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.04)	(0.03)	(0.14)	(0.00)(3)	(0.74)
From net realized gain	–	–	–	–	–	(3.60)
Distribution in excess	–	–	–	–	–	(0.12)
Total distributions	(0.28)	(0.04)	(0.03)	(0.14)	(0.00)(3)	(4.46)
Paid-in capital from redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period/year	42.23	$35.52	$28.93	$31.34	$27.57	$25.72
Total return	19.83%	22.95%	(7.61)%^	14.20%	7.20%	(42.67)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$252.4	$256.1	$250.6	$344.6	$385.4	$471.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.26%	1.25%	1.24%+	1.24%	1.25%	1.16%
After expenses absorbed(5)	1.26%	1.25%	1.24%+	1.24%	1.25%	1.16%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.33%	0.53%	(0.05)%+	0.05%	0.47%	1.78%
After expenses absorbed(6)	0.33%	0.53%	(0.05)%+	0.05%	0.47%	1.78%

Portfolio turnover rate	201%	128%	153%^	139%	201%	167%
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

Appendix D-1

(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%, 1.24%, 1.23%, 1.22%, 1.20%, and 1.11% for the period/years ended September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively.

(6)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.35%, 0.54%, (0.04)%, 0.07%, 0.52%, and 1.83% for the period/years ended September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008  respectively.

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

Appendix D-2

FundX ETF Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

		Year Ended September 30, 2012	Period Ended September 30, 2011*	Years Ended October 31,
	Year Ended September 30, 2013			2010	2009	2008
Net asset value, beginning of period/year	$22.04	$18.22	$19.60	$17.42	$16.96	$29.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.05(4)	0.15(4)	0.05(4)	0.17(4)	0.24	0.36
Net realized and unrealized gain (loss) on investments	3.45	3.74	(1.37)	2.29	0.30	(12.55)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions	–	–	–	–	–	0.02
Total from investment operations	3.50	3.89	(1.32)	2.46	0.54	(12.17)

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.07)	(0.06)	(0.28)	(0.08)	(0.36)
From net realized gain	–	–	–	–	–	(0.15)
Distribution in excess	–	–	–	–	–	(0.04)
Total distributions	(0.16)	(0.07)	(0.06)	(0.28)	(0.08)	(0.55)
Paid-in capital from redemption fees	–	–	–	–	–	0.01
Net asset value, end of period/year	$25.38	$22.04	$18.22	$19.60	$17.42	$16.96
Total return	15.95%	21.39%	(6.77)%^	14.18%	3.25%	(41.68)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.9	$7.8	$4.7	$6.9	$9.6	$13.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.36%	2.50%	2.41%+	2.38%	2.18%	1.83%
After fees waived and expenses absorbed	1.48%	1.50%	1.50%+	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.66%)	(0.26)%	(0.62)%+	0.02%	0.89%	1.21%
After fees waived and expenses absorbed	(0.22%)	0.74%	0.29%+	0.90%	1.57%	1.54%

Portfolio turnover rate	297%	221%	282%^	325%	547%	547%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74)%.

(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.

Appendix D-3

+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

Appendix D-4

FundX Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/year

	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2011*	Years Ended October 31,
				2010	2009	2008

Net asset value, beginning of period/year	$41.12	$33.19	$35.93	$31.43	$29.24	$58.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.07(6)	0.00(6)	(0.14)(6)	0.03(6)	0.12	0.84
Net realized and unrealized gain (loss) on investments	7.84	7.93	(2.55)	4.60	2.07	(24.84)
Total from investment operations	7.91	7.93	(2.69)	4.63	2.19	(24.00)

LESS DISTRIBUTIONS:
From net investment income	(0.13)	–	(0.05)	(0.13)	(0.00) (2)	(0.84)
From net realized gain	–	–	–	–	–	(4.23)
Distributions in excess	–	–	–	–	–	(0.21)
Total distributions	(0.13)	–	(0.05)	(0.13)	(0.00) (2)	(5.28)
Paid-in capital from redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.01
Net asset value, end of period/year	$48.90	$41.12	$33.19	$35.93	$31.43	$29.24
Total return	19.30%	23.89%	(7.51)%^	14.73%	7.49%	(44.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$69.4	$71.5	$74.9	$100.3	$122.6	$157.2
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.37%	1.33%	1.31%+	1.31%	1.33%	1.23%
After fees waived or recouped(4)	1.36%	1.33%	1.31%+	1.31%	1.33%	1.23%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.13%	0.00%	(0.41)%+	0.09%	0.36%	1.76%
After fees waived or recouped(5)	0.14%	0.00%	(0.41)%+	0.09%	0.36%	1.76%

Portfolio turnover rate	207%	139%	153%^	146%	213%	181%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34%, 1.32%, 1.30%, 1.30%, 1.30%, and 1.20% for the period/years ended September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively.

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been 0.15%, 0.01%, (0.40)%, 0.10%, 0.39%, and 1.79% for the period/years ended September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively.

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

Appendix D-5

FundX ETF Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each period/Year

		Year Ended September 30, 2012	Period Ended September 30, 2011*	Years Ended October 31,
	Year Ended September 30, 2013			2010	2009	2008
Net asset value, beginning of period/year	$24.82	$20.60	$22.26	$20.61	$19.06	$33.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.08(4)	0.02(4)	(0.08)(4)	0.15(4)	0.10	0.30
Net realized and unrealized gain (loss) on investments	2.79	4.20	(1.49)	1.67	1.45	(14.28)
Total from investment operations	2.71	4.22	(1.57)	1.82	1.55	(13.98)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	–	(0.09)	(0.17)	–	(0.30)
From net realized gain	–	–	–	–	–	(0.09)
Distribution in excess	–	–	–	–	–	(0.16)
Total distributions	(0.02)	–	(0.09)	(0.17)	–	(0.55)
Paid-in capital from redemption fees	–	–	–	–	–	0.00(2)
Net asset value, end of period/year	$27.51	$24.82	$20.60	$22.26	$20.61	$19.06
Total return	10.94%	20.49%	(7.11)%^	8.81%	8.13%	(42.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.0	$9.8	$16.1	$22.3	$38.1	$43.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	2.28%	1.79%	1.57%+	1.53%	1.46%	1.33%
After fees waived or recouped	1.48%	1.50%	1.50%+	1.48%	1.46%	1.39%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(1.11)%	(0.22)%	(0.41)%+	0.62%	0.51%	0.93%
After fees waived or recouped	(0.31)%	0.07%	(0.34)%+	0.67%	0.51%	0.87%

Portfolio turnover rate	403%	256%	208%^	374%	450%	407%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.005.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

Appendix D-6

STATEMENT OF ADDITIONAL INFORMATION

January 14, 2014

REORGANIZATION OF

FUNDX ETF UPGRADER FUND
AND
FUNDX ETF AGGRESSIVE UPGRADER FUND
Each a series of Professionally Managed Portfolios

IN EXCHANGE FOR SHARES OF

FUNDX UPGRADER FUND
AND
FUNDX AGGRESSIVE UPGRADER FUND
Each a series of Professionally Managed Portfolios

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Telephone:  1-866-724-5997

This Statement of Additional Information dated January 14, 2014 (the “SAI”) is not a prospectus.  An information statement/prospectus dated January 14, 2014 (the “information statement/prospectus”) related to the above referenced matter may be obtained from Professionally Managed Portfolios (“PMP”), on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund, by writing or calling PMP at the address and telephone number shown above.  This SAI should be read in conjunction with such information statement/prospectus.

You should rely only on the information contained in this SAI and the information statement/prospectus.  PMP has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.
The combined Statement of Additional Information, dated May 31, 2013, for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund (together, the “ETF Funds”) as well as for the FundX Upgrader Fund and the FundX ETF Upgrader Fund (together, the “Upgrader Funds”).

2.	The audited financial statements of the ETF Funds and the Upgrader Funds contained in the Annual Report of the ETF Funds and the Upgrader Funds for the fiscal year ended September 30, 2013.

3.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Prospectus and Statement of Additional Information for the FundX Funds, dated May 31, 2013, as supplemented September 13, 2013 and December 5, 2013, are incorporated by reference to the supplement to PMP’s Registration Statement on Form N-1A (File No. 811-05037) pursuant to Rule 497, as filed with the SEC on December 5, 2013.

•
The Supplement to the Prospectus and Statement of Additional Information for the FundX Funds dated November 19, 2013 is incorporated by reference (File No. 811-05037), as filed with the SEC on November 19, 2013.

Part B-1

•
The audited financial statements of the FundX Funds, dated September 30, 2013, are incorporated by reference into the Annual Report of the FundX Funds for the fiscal year ended September 30, 2013, filed on Form N-CSR (File No. 811-05037) with the SEC on December 6, 2013.

Part B-2

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual reports to shareholders, for the year ended September 30, 2013, for the ETF Upgrader Fund and ETF Aggressive Upgrader Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”) and for the Upgrader Fund and Aggressive Upgrader Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”).

On November 12, 2013, the Funds’ Board of Trustees approved a plan of reorganization (the “Reorganization”) whereby the ETF Upgrader Fund will transfer all of its assets and liabilities to the Upgrader Fund and the ETF Aggressive Upgrader Fund will transfer all of its assets and liabilities to the Aggressive Upgrader Fund.  Shareholders of each Acquired Fund would receive shares of the corresponding Acquiring Fund equivalent in value to their investments in the corresponding Acquired Fund at the time of the Reorganization, and each Acquired Fund then would be dissolved.  These events would happen on a single day, which is currently expected to be January 30, 2014.

As of September 30, 2013, the net assets of the ETF Upgrader Fund were $7,868,307 and the net assets of the Upgrader Fund were $252,408,381.  The net assets of the combined Upgrader Fund as of September 30, 2013 would have been $260,276,688.

As of September 30, 2013, the net assets of the ETF Aggressive Upgrader Fund were $7,031,819 and the net assets of the Aggressive Upgrader Fund were $69,362,842.   The net assets of the combined Aggressive Upgrader Fund as of September 30, 2013 would have been $76,394,661.

The unaudited pro forma information set forth below for the twelve months ended September 30, 2013, is intended to present financial information as if the acquisition of the Acquired Funds by each corresponding Acquiring Fund had been consummated at September 30, 2013, the Funds’ fiscal year end and date of the most recently issued audited financial statements.  The information set forth below reflects adjustments made to expenses due to the elimination of duplicate services that would not have occurred if the Reorganization had taken place on the first day of the period described above.  The pro forma information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and conforms to generally accepted accounting principles for U.S. mutual funds.  FundX Investment Group, not the Funds, will bear the expenses incurred in the Reorganization, including the preparation and mailing costs of the Acquired Funds, and audit and legal fees of both Funds.

On a pro forma basis for the twelve months ended September 30, 2013, the proposed Reorganization would have resulted in the following approximate changes to expenses:

Upgrader Fund Pro Forma Adjustments
EXPENSES
Investment advisor fees	$-
Administration, accounting, and transfer agent fees	-
Custodian fees	-
Insurance fees	-
Registration fees	(29,420)(a)
Professional fees	(20,000)(a)
Trustees’ fees and expenses	-
Chief Compliance Officer fees	(5,000)(a)
Miscellaneous expenses	-

Total Expenses	(54,420)

Fees waived and expenses reimbursed	18,697(b)

Net Expenses	$(35,723)
(a) The adjustments reflect the elimination of duplicate costs or economies of scale.
(b) True-up to reflect combined Fund expenses, average net assets, and change to expense limitation.

Part B-3

Aggressive Upgrader Fund Pro Forma Adjustments
EXPENSES
Investment advisor fees	$-
Administration, accounting, and transfer agent fees	-
Custodian fees	-
Insurance fees	-
Registration fees	(25,575)(a)
Professional fees	(20,001)(a)
Trustees’ fees and expenses	-
Chief Compliance Officer fees	(5,000)(a)
Miscellaneous expenses	-

Total Expenses	(50,576)

Fees waived and expenses reimbursed	(42,011)(b)

Net Expenses	$(92,587)
(a) The adjustments reflect the elimination of duplicate costs or economies of scale.
(b) True-up to reflect combined Fund expenses, average net assets, and change to expense limitation.

The actual expense ratios of the Funds for the twelve months ended September 30, 2013 were as follows.

	Acquiring Fund #1: Upgrader Fund	Acquired Fund #1: ETF Upgrader Fund
Expense Ratio (including AFFE) (1)	1.66%	2.62%
	Acquiring Fund #2: Aggressive Upgrader Fund	Acquired Fund #2: ETF Aggressive Upgrader Fund
Expense Ratio (including AFFE) (1)	1.77%	2.64%
(1)  Effective August 31, 2013, PMP Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets.  As a result, FundX has contractually agreed to reduce its fees and/or pay the Funds’ expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of each Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by FundX if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to FundX, or by FundX with the consent of the Board.

The pro forma combined expense ratio for the twelve months ended September 30, 2013 would have been 1.66% for the Upgrader Fund and 1.77% for the Aggressive Upgrader Fund.

Each Acquiring Fund will be the surviving fund for accounting purposes.  The results of operations of the Acquiring Funds for pre-combination periods will not be restated.

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss generally is recognized by either Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, or upon the distribution of the shares of each Acquiring Fund by the corresponding Acquired Fund to its shareholders in termination of each Acquired Fund.

2.
No gain or loss generally is recognized by either Acquired Fund’s shareholders upon the exchange of the shares of each Acquired Fund solely for shares of the corresponding Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to each Acquiring Fund.
A fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Part B-4

For tax purposes, at September 30, 2013 the following capital loss carryforwards were available:
Fund	Expires 2016	Expires 2017	Total
Upgrader Fund	--	$91,434,526	$91,434,526
Aggressive Fund	--	$34,027,557	$34,027,557
ETF Upgrader Fund	$128,951	$4,209,217	$4,338,168
ETF Aggressive Fund	$11,005,036	$11,153,724	$22,158,760

The Reorganization would impact the use of each Acquired Fund’s capital loss carryforwards, all of which at the current time are subject to the tax rule that was in place when the capital losses were incurred that such losses expire after 8 taxable years referred to above, in the following manner: (1) the carryforwards would benefit the shareholders of each combined Fund, rather than only the shareholders of each Acquired Fund; (2) the amount of the carryforwards that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of each Acquired Fund at the time of the Reorganization, and this yearly limitation will be increased by any capital gains realized after the Reorganization on securities held by the Acquired Fund that had unrealized appreciation at the time of the Reorganization; and (3) any gains recognized after the Reorganization that are attributable to appreciation in each Acquired Fund’s portfolio at the time of the Reorganization would not be able to be offset by the capital loss carryforward of each Acquiring Fund.

The combination of the above-referenced limitations on the use of loss carryforwards may result in a significant portion of each Acquired Fund’s loss carryforwards expiring unused.  It should be noted that there would be no assurances that either Fund would be able to use such losses in the absence of the Reorganization.

The Reorganization would impact the use of each Acquiring Fund’s capital loss carryforwards in the following manner: (1) to the extent such losses can be used, the shareholders of the combined Fund would benefit, rather than only the shareholders of each Acquiring Fund; and (2) subsequently recognized gains that are attributable to appreciation in each Acquiring Fund’s portfolio at the time of the Reorganization cannot be offset by any capital loss carryforwards or losses recognized after the Reorganization that are attributable to depreciation in each Acquired Fund’s portfolio at the time of the Reorganization.

The capital loss carryforwards and limitations described above may change significantly between now and the Reorganization Closing Date, expected to be approximately January 30, 2013.  Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds expiring unused.

Each Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed each Fund’s tax positions taken for all open federal income tax years (December 31, 2008-2012), and for the fiscal year ended September 30, 2013, and has concluded that no provision for federal income tax is required in a fund's financial statements.

Part B-5

PART C

OTHER INFORMATION

Item 15.        Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.        Exhibits

Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(2)	Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(3)	Not Applicable.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.
(6)(a)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(6)(b)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

Part C-1

(7)(a)
Distribution Agreement dated July 5, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(7)(b)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007, between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(8)	Not Applicable.
(9)(a)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(9)(b)
Addendum to the Custody Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(9)(c)
Addendum to the Custody Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(10)(a)	Not Applicable
(10)(b)	Not Applicable
(11)	Opinion and Consent regarding the validity of shares to be issued by the Registrant –Filed herewith.
(12)(a)	Form of Opinion and Consent of Paul Hastings LLP regarding certain tax matters for the FundX ETF Upgrader Fund and FundX Upgrader Fund –Filed herewith.
(12)(b)	Form of Opinion and Consent of Paul Hastings LLP regarding certain tax matter for the FundX ETF Aggressive Upgrader Fund and FundX Aggressive Upgrader Fund – Filed herewith.
(13)(a)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(13)(b)
Addendum to the Fund Administration Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(13)(c)
Addendum to the Fund Administration Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(13)(d)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(13)(e)
Addendum to the Transfer Agent Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

Part C-2

(13)(f)
Addendum to the Transfer Agent Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(13)(g)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(13)(h)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(13)(i)
Operating Expenses Limitation Agreement dated January 31 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(13)(j)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(13)(k)
Addendum to the Fund Accounting Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(13)(l)
Addendum to the Fund Accounting Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – Filed herewith.
(15)	Not Applicable.
(16)(a)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(b)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(c)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(d)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(e)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(g)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(17)(a)
Prospectus of the FundX Funds dated May 31, 2013 was previously filed with the Trust’s Post-Effective Amendment No. 514 to its Registration Statement on Form N-1A with the SEC on May 31, 2013 and is incorporated by reference.

Part C-3

(17)(b)
Statement of Additional Information of the FundX Funds dated May 31, 2013 was previously filed with the Trust’s Post-Effective Amendment No. 514 to its Registration Statement on Form N-1A with the SEC on May 31, 2013, and is incorporated by reference.

(17)(c)
The Annual Report to Shareholders of the FundX Funds for the Fiscal Year Ended September 30, 2013 was previously filed on the Trust’s Form N-CSR with the SEC on December 6, 2013, and is incorporated by reference.

Item 17.        Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-4

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 14th day of January, 2014.

Professionally Managed Portfolios

By:   /s/ Elaine E. Richards
 Elaine E. Richards
 President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on January 14, 2014 by the following persons in the capacities indicated:

Signature	Title	Date

Dorothy A. Berry*	Trustee	January 14, 2014
Dorothy A. Berry

Wallace L. Cook*	Trustee	January 14, 2014
Wallace L. Cook

Eric W. Falkeis*	Trustee	January 14, 2014
Eric W. Falkeis

Carl A. Froebel*	Trustee	January 14, 2014
Carl A. Froebel

Steven J. Paggioli*	Trustee	January 14, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	January 14, 2014
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	January 14, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		January 14, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

Part C-5